UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: September 30, 2001

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:104

Form 13 F Information Table Value Total:$ 500,941,524











































June30,2001
TITLE

VALUE
SHARES/
INVST
MT
VOTIN
G

































Name of Issuer
OF
CLASS
CUSIP
(x$1000)
PRN AMT
DSCRE
TN
AUTH

































Abbott Labs
COM
002824100
284
5483
SOLE
SOLE

































Affymetrix Inc
COM
00826T108
1898
118260
SOLE
SOLE

































Agilent Technologies
COM
00846U101
413
21165
SOLE
SOLE

































Alza Corp
CNV
022615AC2
233
1650
SOLE
SOLE

































American Home Prods
COM
026609107
962
16520
SOLE
SOLE

































American Int'l Group
COM
026874107
27971
358615
SOLE
SOLE

































Amgen Inc
COM
031162100
898
15280
SOLE
SOLE

































Analog Devices Inc.
COM
032654105
22276
681234
SOLE
SOLE

































AOL Time Warner Inc.
COM
00184A105
307
9284
SOLE
SOLE

































AON Corp
COM
037389103
481
11475
SOLE
SOLE

































Capital Cities ABC
COM
037389103


SOLE
SOLE

































Automatic Data
COM
053015103
541
11517
SOLE
SOLE

































Avon Products
COM
054303102
204
4429
SOLE
SOLE

































BankAmerica Corp
COM
066050105
394
6758
SOLE
SOLE

































Bank of New York
COM
064057102
896
25612
SOLE
SOLE

































Beckman Coulter Inc.
COM
075811109
23896
540036
SOLE
SOLE

































Bellsouth
COM
079860102
237
5728
SOLE
SOLE

































Berkshire Hathaway
Inc
COM
084670207
1095
470
SOLE
SOLE

































Biogen Inc.
COM
090597105
41113
739710
SOLE
SOLE

































Boeing Co
COM
097023105
293
8760
SOLE
SOLE

































B P Amoco PLC
COM
055622104
677
13780
SOLE
SOLE

































Bristol Myers
COM
110122108
3110
55996
SOLE
SOLE

































Brown Forman Corp.
COM
115637209
11515
182264
SOLE
SOLE

































Cardinal Health Inc.
COM
141498108
3223
43596
SOLE
SOLE

































Chubb Corp
COM
171232101
25533
357530
SOLE
SOLE

































Cintas Corp
COM
172908105
213
5300
SOLE
SOLE

































Citigroup
COM
172967101
2346
57931
SOLE
SOLE

































Coca Cola Co.
COM
191216100
1245
26580
SOLE
SOLE

































Coca Cola FEMSA S A
DE C
COM
191241108
1852
93800
SOLE
SOLE

































Colgate Palmolive
COM
194162103
1153
19800
SOLE
SOLE

































Conexant Systems Inc
COM
207142100
775
93476
SOLE
SOLE

































Dionex Corp.
COM
254546104
10429
413543
SOLE
SOLE

































Disney Walt Co Del
COM
254687106
1066
57296
SOLE
SOLE

































Donnelley RR & Sons
COM
257867101
608
22500
SOLE
SOLE

































Dow Chemical
COM
260543103
7023
214384
SOLE
SOLE

































E I DuPont De
Nemours&Co
COM
263534109
306
8179
SOLE
SOLE

































ECI Telecom Ltd
COM
268258100
38
15400
SOLE
SOLE

































Elan Corp ADR
COM
207142100
299
6174
SOLE
SOLE

































Ericsson L M Tel Co
COM
294821400
55
16000
SOLE
SOLE

































Exxon Mobil Corp
COM
30231G102
2015
51152
SOLE
SOLE

































Federal National
Mort.
COM
313586109
489
6120
SOLE
SOLE

































Filenet Corp
COM
316869106
10883
1080755
SOLE
SOLE

































First Israel Fund
COM
32063L100
288
30000
SOLE
SOLE

































Fleetboston Finl Corp
COM
339030108
205
5591
SOLE
SOLE

































Forest Labs Inc
COM
345838106
497
6900
SOLE
SOLE

































Gannett Inc.
COM
364730101
10268
170827
SOLE
SOLE

































General Electric
COM
369604103
8399
225788
SOLE
SOLE

































General Mills Inc.
COM
370334104
473
10400
SOLE
SOLE

































Grainger WW Inc.
COM
384802104
9018
232130
SOLE
SOLE

































Grey Global Group
COM
39787M108
19650
35534
SOLE
SOLE

































Grupo Televiso
COM
40049J206
5620
195820
SOLE
SOLE

































Halliburton Co.
COM
406216101
7427
329374
SOLE
SOLE

































Hartford Finl Svcs
COM
416515104
435
7406
SOLE
SOLE

































Hewlett Packard
COM
428236103
2879
179404
SOLE
SOLE

































Home Depot
COM
437076102
276
7217
SOLE
SOLE

































Honeywell Intl Inc
COM
438516106
443
16800
SOLE
SOLE

































Incyte
Pharmaceuticals
COM
45337C102
4954
362705
SOLE
SOLE

































IBM
COM
459200101
6327
68990
SOLE
SOLE

































Intel Corp
COM
458140100
1068
52259
SOLE
SOLE

































Interpublic Group
COM
460690100
326
16000
SOLE
SOLE

































ITT Educational
Services
COM
45068B109
6600
206255
SOLE
SOLE

































Johnson & Johnson
COM
478160104
53468
965129
SOLE
SOLE

































Kerr McGee Corp.
COM
492386107
6209
119625
SOLE
SOLE

































Kerr McGee Corp.
SDCV
492386AP2
894
8250
SOLE
SOLE

































Lucent Technologies
Inc.
COM
549463107
215
37668
SOLE
SOLE

































Matrixone Inc.
COM
57685P304
166
30582
SOLE
SOLE

































McDonalds Corp
COM
580135101
422
15560
SOLE
SOLE

































Maxygen
COM
577776107
6199
391202
SOLE
SOLE

































Merck & Co.
COM
589331107
7459
112011
SOLE
SOLE

































Microsoft Corp
COM
594918104
380
7442
SOLE
SOLE

































Minn Mng & Mfg Co
COM
604059105
376
3830
SOLE
SOLE

































Mondavi Robert Corp
COM
609200100
5539
155610
SOLE
SOLE

































Morgan J. P.
COM
616880100
21620
633094
SOLE
SOLE

































Motorola Inc.
COM
620076109
2426
155552
SOLE
SOLE

































Network Associates
COM
640938106
2500
193950
SOLE
SOLE

































Nortel Networks Corp
COM
656568102
4047
721530
SOLE
SOLE

































Pall Corp
COM
696429307
476
24475
SOLE
SOLE

































Pepsico
COM
713448108
1249
25755
SOLE
SOLE

































Pfizer Inc
COM
717081103
725
18095
SOLE
SOLE

































Philip Morris Co Inc
COM
718154107
381
7900
SOLE
SOLE

































Proctor & Gamble
COM
742718109
1044
14344
SOLE
SOLE

































Rockwell
International
COM
774347108
1563
106495
SOLE
SOLE

































Rockwell Collins
COM
774341101
1494
105212
SOLE
SOLE

































Royal Dutch Pete
COM
780257705
354
7064
SOLE
SOLE

































Sara Lee Corp.
COM
803111103
611
28732
SOLE
SOLE

































SBC Communications
COM
78387G103
963
20440
SOLE
SOLE

































SBS Broadcasting S.A.
COM
L8137F102
7478
467410
SOLE
SOLE

































Schering Plough Corp
COM
806605101
14615
393954
SOLE
SOLE

































Schlumberger Limited
COM
806857108
3755
82170
SOLE
SOLE

































Sequenom Inc
COM
817337108
3642
520330
SOLE
SOLE

































Shell Trans & Trading
COM
822703609
333
7500
SOLE
SOLE

































Steinway Musical
Instr
COM
858495104
4184
288790
SOLE
SOLE

































Stryker Corp.
COM
863667101
1089
20600
SOLE
SOLE

































Swiss Helvetia Fund
COM
870875101
220
21000
SOLE
SOLE

































Systems & Computer
SDCV
871873AB1
352
4150
SOLE
SOLE

































Teradyne Inc
COM
880770102
9514
487925
SOLE
SOLE

































Tiffany & Co.
COM
886547108
21247
981392
SOLE
SOLE

































Tribune Co New
COM
896047107
11403
363177
SOLE
SOLE

































Tularik Ink
COM
899165104
1980
107495
SOLE
SOLE

































Tyco Int'L Ltd
COM
902124106
1624
35705
SOLE
SOLE

































US Bancorp
COM
902973106
2527
113961
SOLE
SOLE

































Verizon Communictions
COM
92343V104
443
8190
SOLE
SOLE

































Viacom Inc.
COM
925524308
565
16388
SOLE
SOLE

































Wachovia Corp
COM
929903102
530
17116
SOLE
SOLE

































Williams Sonoma Inc
COM
969904101
214
9000
SOLE
SOLE




































500893